Capital structure and financial items - Share capital, distributions to shareholders and earnings per share - Cash Distribution to Shareholders (Details) - DKK (kr) kr in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Interim dividend for the year		kr 7,100	kr 7,238	kr 7,396
Dividend for prior year		12,309	11,810	11,448
Share repurchases for the calendar year		15,334	15,567	16,845
Total	kr 34,700	kr 34,743	kr 34,615	kr 35,689